Schedule of Operating Expenses (Details) (Parenthetical) - Other Benefit Plans [Member] - Unfunded Plan1 [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 23	$ 15
Other Employees Compensation [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 13	$ 16